Retirement Benefit Plans - Summary of Assessed Potential Negative Impact of Key Risk (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Fall in discount rate	1.10%	1.10%
Increase to inflation rate	0.70%	0.70%
Fall in equity markets	30.00%
Increase to life expectancy	1 year 3 months	1 year 4 months 6 days